Estimated Useful Lives of Containers (Detail)	12 Months Ended
Dec. 31, 2015
Non-refrigerated containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years
Refrigerated containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Tank containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Open top and flat rack containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years